EMPLOYEE BENEFIT PLANS - ACCUMULATED BENEFIT OBLIGATION (Details) - Pension - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 397,164	$ 360,477
Accumulated benefit obligation	352,320	319,527
Fair value of plan assets	$ 307,968	$ 288,634